UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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        SEMIANNUAL REPORT
        USAA SMALL CAP STOCK FUND
        FUND SHARES o INSTITUTIONAL SHARES
        JANUARY 31, 2014

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

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FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (i.e., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         25

   Financial Statements                                                      26

   Notes to Financial Statements                                             29

EXPENSE EXAMPLE                                                              44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP          Granahan Investment Management, Inc.

    TIMOTHY J. MCCORMACK, CFA                    GARY C. HATTON, CFA
    SHAUN F. PEDERSEN                            JANE M. WHITE
                                                 JOHN V. SCHNEIDER, CFA
Cambiar Investors, LLC                           JENNIFER M. PAWLOSKI
                                                 ANDREW L. BEJA, CFA
    BRIAN M. BARISH, CFA
    ANDREW P. BAUMBUSCH
    JEFFREY H. SUSMAN

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o  HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND) PERFORM DURING THE REPORTING
   PERIOD?

   The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares and Institutional Shares had a total return of 9.52% and 9.65%, respectively. This compares to 8.88% for the Russell 2000(R) Index, 9.44% for the S&P SmallCap 600(R) Index, and 7.74% for the Lipper Small-Cap Core Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company, LLP (Wellington), Cambiar Investors, LLC (Cambiar), and Granahan Investment Management, Inc. (Granahan) are subadvisers to the Fund. The investment adviser and each subadviser provides day-to-day discretionary management for a portion of the Fund's assets.

   Refer to page 9 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA SMALL CAP STOCK FUND

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o  HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM DURING THE
   REPORTING PERIOD?

   Allocation among sectors drove relative return during the period. Overweight exposure to the health care and industrials sectors as well as an underweight position in the financials sector contributed to returns. This was partially offset by a residual cash position. However, security selection within certain sectors detracted from relative return, due to weak selection in the industrials, health care, and financials sectors. Positive selection in the consumer discretionary, information technology, energy, and utilities sectors added to relative performance.

   Top contributors to relative and absolute performance during the period included Charles River Laboratories International, Inc., a clinical laboratory services company; CEC Entertainment, Inc., a restaurant operator; and the personal care products manufacturer Helen of Troy Ltd. Top relative and absolute detractors included Atlas Air Worldwide Holdings, Inc., a provider of outsourced aircraft operation solutions; Stage Stores, Inc., a regional department store operator; and Campus Crest Communities, Inc., a real estate investment trust focused on student housing communities.

o  HOW IS THE WELLINGTON MANAGEMENT PORTFOLIO POSITIONED?

   Our investment approach emphasizes individual stock selection; sector weights are a residual of the process. We do, however, carefully consider diversification across economic sectors to limit risk. Based on our longer-term time horizon, we continue to find opportunities created by the trading and pricing inefficiencies frequently found among small-cap stocks. At the close of the period, our largest overweight positions were in the health care, industrials, and information technology sectors. The financials, utilities, and energy sectors comprised the largest underweight positions.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o  HOW DID THE CAMBIAR PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

   The financials sector represented the leading contributor for the period. We garnered the majority of their gains in the portion of the Fund we managed from aircraft leasing exposure, but also saw solid returns from their regional bank and insurance positions. Our industrials and technology holdings also were helpful towards performance. Many of the positions advanced on company-specific drivers; however, improving gross domestic product growth was also a factor.

   Health care was the leading detractor on a relative basis for the time period. Though our health care positions contributed positively on an absolute basis, uncertainty regarding the rollout of the Affordable Care Act caused a slight lag among their holdings. While the earnings impact from the expanded eligibility for health insurance is yet to be determined (but, in our view is likely to be positive), reasonable valuations, attractive fundamentals, and longer-term tailwinds such as an aging demographic continue to support our overweight to the health care sector.

o  WHAT IS CAMBIAR'S OUTLOOK AND POSITIONING?

   We believe that our disciplined, bottom-up approach to stock selection offers particularly compelling attributes in markets that have seen broader-based indices move up aggressively in 2013. It would not surprise us to begin seeing differentiated performance across sectors through 2014, as investors focus on specific top- and bottom-line drivers among individual companies, rather than on the overall market revaluation that has moved toward historic levels.

   We continue to uncover, what we believe to be, investment opportunities across a number of different sectors, including nine new positions in the last three months of 2013 among companies involved in specialty insurance, payment processing, K-12 educational content delivery, advanced television software, and roofing materials. We currently view certain industrials and consumer discretionary stocks as fully valued,

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4  | USAA SMALL CAP STOCK FUND

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   and in light of this they have exited several issues within these sectors at robust selling prices.

o  HOW DID THE GIMI PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

   We utilize a bottom-up investment approach, and we believe that the resulting diversification by sector and LifeCycle (comprised of Pioneer, Core Growth, and Special Situation as discussed in the prospectus) helps us mitigate risk. Favorable stock selection in the technology, consumer discretionary, health care, and financials sectors more than offset weaker selection in materials & processing, producer durables, energy, and consumer staples. In technology, the portfolio's significantly overweight exposure augmented relative performance.

   Two pioneer biotechnology stocks were the top absolute and relative performers for the period: Gentium Spa ADR (vascular diseases) and Zeltiq Aesthetics, Inc. (non-invasive fat removal). Technology performance was boosted by holdings in Ubiquiti Networks, Inc. (pioneer, disruptive WiFi technology) and Super Micro Computer, Inc. (core growth, low cost servers). Pioneer consumer stock Pandora Media, Inc. (online radio) was also one of the top performers. The largest detractors from performance over the period included several core growth consumer stocks: RealD, Inc. (3D film technology), Francesca's Holdings Corp. and Guess?, Inc. (both are apparel retailers). The pioneer producer durables holding InnerWorkings, Inc. (print management solutions) also hurt performance.

o  WHAT IS GIMI'S OUTLOOK AND POSITIONING?

   Currently, we believe that the worldwide geopolitical backdrop is fairly stable and the macroeconomic environment is improving, with unemployment ticking down, the annual growth of gross domestic product steadily improving, and inflation remaining nascent. In our view, small and flexible companies that create innovative new products

   Gentium Spa ADR was sold out of the Fund prior to January 31, 2014.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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   and can help enterprises lower costs and increase productivity should perform well in this environment. Driven by bottom-up stock selection, the technology sector remains a significant overweight position for our portion of the Fund due to opportunities spawned by the new era of Internet cloud computing. The portfolio also remains overweight in the consumer sector, where we see attractive valuations in the Core Growth LifeCycle category, as well as for pioneer companies offering new value-added concepts for the consumer. Our portion of the portfolio is underweight in the health care sector, as sales proceeds of successful pioneer biotechnology holdings have been redeployed to other sectors, including producer durables. The energy, materials, and financial sectors are underweight versus the Index.

   Thank you for your investment in the Fund.

   Small-cap investing is subject to the risk that small-cap companies may be more vulnerable to adverse business or economic developments. Such securities may be less liquid and more volatile.

   InnerWorkings, Inc. was sold out of the Fund prior to January 31, 2014.

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6  | USAA SMALL CAP STOCK FUND

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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (FUND SHARES)
(Ticker Symbol: USCAX)


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                                              1/31/14              7/31/13
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Net Assets                                $713.4 Million       $645.2 Million
Net Asset Value Per Share                    $18.28               $18.27


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
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   8/1/13-1/31/14*             1 Year             5 Years            10 Years

        9.52%                   25.45%             22.29%              8.37%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
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   1 Year                           5 Years                          10 Years

    37.66%                           20.37%                            9.01%


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                          EXPENSE RATIO AS OF 7/31/13**
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                                      1.25%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER
                  S&P SMALLCAP         SMALL-CAP          USAA SMALL CAP        RUSSELL
                    600 INDEX      CORE FUNDS INDEX     STOCK FUND SHARES     2000 INDEX
 1/31/2004         $10,000.00         $10,000.00           $10,000.00         $10,000.00
 2/29/2004          10,192.43          10,174.01            10,116.57          10,089.64
 3/31/2004          10,325.26          10,284.33            10,249.79          10,183.68
 4/30/2004           9,982.94           9,930.87             9,883.43           9,664.47
 5/31/2004          10,135.70          10,017.30             9,950.04           9,818.29
 6/30/2004          10,697.25          10,444.93            10,374.69          10,231.77
 7/31/2004          10,111.10           9,894.58             9,841.80           9,542.83
 8/31/2004          10,021.86           9,808.01             9,758.53           9,493.79
 9/30/2004          10,550.33          10,295.75            10,258.12           9,939.48
10/31/2004          10,747.11          10,464.34            10,457.95          10,135.13
11/30/2004          11,665.50          11,290.73            11,248.96          11,014.23
12/31/2004          11,922.14          11,473.22            11,599.68          11,340.25
 1/31/2005          11,652.23          11,140.57            11,300.50          10,867.10
 2/28/2005          11,986.26          11,400.86            11,616.78          11,051.17
 3/31/2005          11,675.94          11,113.79            11,377.43          10,734.81
 4/30/2005          11,023.80          10,513.67            10,821.81          10,120.04
 5/31/2005          11,753.92          11,077.11            11,480.01          10,782.41
 6/30/2005          12,136.08          11,454.63            12,052.73          11,198.29
 7/31/2005          12,866.69          12,135.38            12,651.09          11,907.77
 8/31/2005          12,676.99          12,023.24            12,386.10          11,686.99
 9/30/2005          12,788.58          12,137.94            12,531.42          11,723.65
10/31/2005          12,388.28          11,765.32            12,027.08          11,359.64
11/30/2005          12,957.17          12,302.95            12,522.87          11,911.10
12/31/2005          12,837.88          12,340.29            12,522.94          11,856.67
 1/31/2006          13,912.62          13,280.55            13,195.62          12,919.88
 2/28/2006          13,808.40          13,192.76            13,167.98          12,884.31
 3/31/2006          14,485.93          13,773.86            13,684.01          13,509.42
 4/30/2006          14,484.61          13,877.36            13,794.59          13,507.22
 5/31/2006          13,823.15          13,207.49            13,094.26          12,748.65
 6/30/2006          13,825.75          13,117.75            13,195.62          12,830.61
 7/31/2006          13,350.73          12,672.26            12,891.53          12,413.12
 8/31/2006          13,580.63          12,922.96            13,103.47          12,780.64
 9/30/2006          13,704.08          12,983.32            13,306.20          12,887.05
10/31/2006          14,382.63          13,611.44            13,951.24          13,629.05
11/30/2006          14,781.03          14,008.31            14,458.05          13,987.56
12/31/2006          14,778.82          14,030.96            14,441.57          14,034.40
 1/31/2007          15,083.08          14,281.66            14,784.02          14,269.26
 2/28/2007          15,001.21          14,313.76            14,813.37          14,156.03
 3/31/2007          15,252.73          14,471.49            15,126.47          14,307.58
 4/30/2007          15,592.73          14,884.48            15,547.19          14,564.58
 5/31/2007          16,310.53          15,526.94            16,222.30          15,161.82
 6/30/2007          16,043.42          15,369.84            15,967.91          14,939.29
 7/31/2007          15,233.80          14,564.39            14,960.13          13,917.52
 8/31/2007          15,519.33          14,620.86            15,175.39          14,232.97
 9/30/2007          15,750.63          14,932.92            15,322.15          14,477.28
10/31/2007          16,043.64          15,294.03            15,635.25          14,892.64
11/30/2007          14,852.93          14,269.38            14,490.49          13,823.26
12/31/2007          14,735.00          14,300.75            14,327.20          13,814.64
 1/31/2008          14,014.38          13,354.58            13,390.92          12,872.56
 2/29/2008          13,582.79          13,098.87            12,879.24          12,395.41
 3/31/2008          13,635.37          12,986.56            12,694.16          12,447.34
 4/30/2008          14,182.62          13,614.45            13,347.38          12,968.51
 5/31/2008          14,809.09          14,287.17            13,967.93          13,564.24
 6/30/2008          13,690.29          13,294.60            13,020.77          12,519.96
 7/31/2008          13,972.89          13,329.99            13,140.52          12,983.28
 8/31/2008          14,556.54          13,637.21            13,434.47          13,452.54
 9/30/2008          13,573.24          12,363.30            12,269.57          12,380.64
10/31/2008          10,838.62           9,727.36             9,841.78           9,805.10
11/30/2008           9,572.30           8,713.28             8,611.56           8,645.29
12/31/2008          10,156.29           9,211.49             9,156.01           9,147.07
 1/31/2009           8,866.40           8,380.68             8,164.11           8,129.72
 2/28/2009           7,804.71           7,484.11             7,324.81           7,141.77
 3/31/2009           8,445.82           8,156.91             8,022.41           7,779.29
 4/30/2009           9,920.18           9,445.13             9,079.71           8,981.84
 5/31/2009          10,080.06           9,885.79             9,319.51           9,252.63
 6/30/2009          10,224.70           9,969.86             9,428.51           9,388.53
 7/31/2009          11,280.44          10,850.17            10,344.11          10,292.75
 8/31/2009          11,538.56          11,183.09            10,638.41          10,587.88
 9/30/2009          12,132.50          11,857.12            11,216.11          11,198.56
10/31/2009          11,441.40          11,204.81            10,682.01          10,438.23
11/30/2009          11,739.92          11,593.02            10,976.31          10,765.90
12/31/2009          12,753.24          12,389.22            11,728.41          11,632.49
 1/31/2010          12,321.69          11,948.37            11,532.21          11,204.28
 2/28/2010          12,851.12          12,486.81            11,924.61          11,708.98
 3/31/2010          13,851.11          13,335.05            12,829.31          12,661.96
 4/30/2010          14,661.16          14,002.37            13,417.91          13,378.56
 5/31/2010          13,602.70          12,979.64            12,578.61          12,363.75
 6/30/2010          12,641.35          12,130.20            11,728.41          11,405.63
 7/31/2010          13,443.06          12,904.70            12,436.91          12,189.42
 8/31/2010          12,439.56          12,139.96            11,564.91          11,286.94
 9/30/2010          13,857.68          13,496.38            12,894.71          12,693.25
10/31/2010          14,447.34          13,983.45            13,439.71          13,212.68
11/30/2010          14,962.29          14,457.77            13,952.01          13,670.81
12/31/2010          16,108.34          15,574.10            14,955.72          14,756.38
 1/31/2011          16,132.78          15,587.12            14,901.13          14,718.35
 2/28/2011          16,843.80          16,359.86            15,545.21          15,525.53
 3/31/2011          17,350.62          16,764.98            15,960.04          15,927.89
 4/30/2011          17,801.57          17,174.80            16,516.79          16,348.48
 5/31/2011          17,641.19          16,854.55            16,232.96          16,041.97
 6/30/2011          17,322.17          16,536.06            15,960.04          15,672.11
 7/31/2011          16,766.38          16,037.07            15,468.80          15,105.64
 8/31/2011          15,479.95          14,802.31            14,158.81          13,791.41
 9/30/2011          13,887.22          13,153.77            12,543.15          12,245.37
10/31/2011          15,969.73          15,081.06            14,519.05          14,098.80
11/30/2011          16,070.59          15,024.09            14,519.05          14,047.41
12/31/2011          16,271.98          14,981.17            14,634.25          14,140.20
 1/31/2012          17,342.36          15,982.78            15,606.22          15,139.22
 2/29/2012          17,709.20          16,468.09            15,922.93          15,501.54
 3/31/2012          18,222.59          16,766.75            16,283.33          15,898.73
 4/30/2012          17,992.64          16,589.75            15,999.38          15,653.14
 5/31/2012          16,864.43          15,442.51            14,896.35          14,617.06
 6/30/2012          17,569.96          15,916.56            15,573.46          15,346.45
 7/31/2012          17,435.34          15,849.60            15,453.33          15,134.38
 8/31/2012          18,095.92          16,372.38            15,835.56          15,639.07
 9/30/2012          18,517.99          16,844.76            16,294.25          16,152.63
10/31/2012          18,142.03          16,655.63            15,955.70          15,802.20
11/30/2012          18,323.13          16,848.28            16,185.04          15,886.16
12/31/2012          18,928.43          17,368.75            16,807.06          16,452.11
 1/31/2013          20,022.22          18,410.00            17,800.30          17,481.89
 2/28/2013          20,304.06          18,618.99            18,034.67          17,674.73
 3/31/2013          21,164.09          19,426.75            18,737.75          18,490.84
 4/30/2013          21,107.83          19,323.36            18,436.43          18,422.90
 5/31/2013          22,025.54          20,037.73            19,318.07          19,159.23
 6/30/2013          21,993.41          19,878.07            19,251.11          19,061.21
 7/31/2013          23,498.77          21,155.54            20,389.44          20,395.18
 8/31/2013          22,926.29          20,522.69            19,797.96          19,747.38
 9/30/2013          24,353.82          21,730.90            20,936.28          21,007.34
10/31/2013          25,232.40          22,422.08            21,706.33          21,535.59
11/30/2013          26,366.76          23,214.64            22,599.13          22,398.39
12/31/2013          26,748.37          23,643.25            23,136.06          22,839.20
 1/31/2014          25,716.72          22,792.84            22,329.85          22,207.01

                                   [END CHART]

                       Data from 1/31/04 to 1/31/14.

                       See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600 Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

o The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISCX)


--------------------------------------------------------------------------------
                                              1/31/14               7/31/13
--------------------------------------------------------------------------------

Net Assets                               $678.3 Million        $601.6 Million
Net Asset Value Per Share                      $18.38               $18.34


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
   8/1/13-1/31/14*        1 Year       5 Years        Since Inception 8/01/08

        9.65%              25.76%       22.79%                 10.47%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                   5 Years                   Since Inception 8/01/08

    37.96%                   20.85%                            11.37%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         USAA SMALL CAP
                     S&P SMALLCAP          STOCK FUND            RUSSELL          LIPPER SMALL-CAP
                      600 INDEX      INSTITUTIONAL SHARES      2000 INDEX         CORE FUNDS INDEX
 7/31/2008           $10,000.00           $10,000.00           $10,000.00           $10,000.00
 8/31/2008            10,417.70            10,198.35            10,361.44            10,230.47
 9/30/2008             9,713.98             9,314.05             9,535.84             9,274.80
10/31/2008             7,756.89             7,471.07             7,552.10             7,297.35
11/30/2008             6,850.62             6,537.19             6,658.79             6,536.60
12/31/2008             7,268.57             6,952.86             7,045.27             6,910.35
 1/31/2009             6,345.43             6,197.84             6,261.69             6,287.09
 2/28/2009             5,585.61             5,558.97             5,500.74             5,614.49
 3/31/2009             6,044.43             6,098.28             5,991.78             6,119.22
 4/30/2009             7,099.59             6,903.08             6,918.00             7,085.63
 5/31/2009             7,214.01             7,093.91             7,125.92             7,416.20
 6/30/2009             7,317.52             7,168.59             7,231.25             7,479.27
 7/31/2009             8,073.09             7,882.13             7,927.69             8,139.67
 8/31/2009             8,257.82             8,106.14             8,155.02             8,389.42
 9/30/2009             8,682.88             8,545.88             8,625.37             8,895.07
10/31/2009             8,188.28             8,139.33             8,039.75             8,405.72
11/30/2009             8,401.93             8,371.65             8,292.13             8,696.95
12/31/2009             9,127.13             8,944.14             8,959.59             9,294.25
 1/31/2010             8,818.28             8,794.79             8,629.78             8,963.52
 2/28/2010             9,197.18             9,101.78             9,018.51             9,367.46
 3/31/2010             9,912.84             9,790.43             9,752.52            10,003.80
 4/30/2010            10,492.57            10,246.76            10,304.45            10,504.41
 5/31/2010             9,735.06             9,607.90             9,522.83             9,737.17
 6/30/2010             9,047.05             8,969.03             8,784.87             9,099.93
 7/31/2010             9,620.82             9,508.33             9,388.55             9,680.95
 8/31/2010             8,902.64             8,852.87             8,693.45             9,107.26
 9/30/2010             9,917.55             9,865.10             9,776.62            10,124.83
10/31/2010            10,339.55            10,288.25            10,176.69            10,490.22
11/30/2010            10,708.09            10,678.21            10,529.55            10,846.05
12/31/2010            11,528.28            11,458.87            11,365.68            11,683.51
 1/31/2011            11,545.77            11,417.17            11,336.40            11,693.27
 2/28/2011            12,054.63            11,917.56            11,958.10            12,272.98
 3/31/2011            12,417.35            12,234.47            12,268.01            12,576.89
 4/30/2011            12,740.08            12,659.80            12,591.96            12,884.33
 5/31/2011            12,625.30            12,451.30            12,355.87            12,644.08
 6/30/2011            12,396.98            12,242.81            12,071.00            12,405.16
 7/31/2011            11,999.22            11,867.52            11,634.69            12,030.82
 8/31/2011            11,078.56            10,866.74            10,622.44            11,104.52
 9/30/2011             9,938.69             9,632.45             9,431.65             9,867.80
10/31/2011            11,429.08            11,158.63            10,859.20            11,313.64
11/30/2011            11,501.26            11,158.63            10,819.62            11,270.90
12/31/2011            11,645.40            11,245.92            10,891.09            11,238.70
 1/31/2012            12,411.43            11,999.56            11,660.56            11,990.09
 2/29/2012            12,673.97            12,242.40            11,939.62            12,354.17
 3/31/2012            13,041.39            12,527.10            12,245.54            12,578.22
 4/30/2012            12,876.83            12,309.39            12,056.39            12,445.43
 5/31/2012            12,069.39            11,463.64            11,258.38            11,584.79
 6/30/2012            12,574.33            12,024.68            11,820.17            11,940.41
 7/31/2012            12,477.98            11,924.20            11,656.83            11,890.18
 8/31/2012            12,950.74            12,225.65            12,045.55            12,282.37
 9/30/2012            13,252.80            12,585.72            12,441.10            12,636.74
10/31/2012            12,983.74            12,326.13            12,171.20            12,494.86
11/30/2012            13,113.34            12,510.36            12,235.86            12,639.38
12/31/2012            13,546.54            12,989.55            12,671.77            13,029.83
 1/31/2013            14,329.34            13,755.16            13,464.93            13,810.97
 2/28/2013            14,531.04            13,935.81            13,613.46            13,967.75
 3/31/2013            15,146.54            14,486.36            14,242.05            14,573.72
 4/30/2013            15,106.28            14,262.70            14,189.71            14,496.16
 5/31/2013            15,763.05            14,942.29            14,756.85            15,032.07
 6/30/2013            15,740.06            14,890.68            14,681.36            14,912.30
 7/31/2013            16,817.41            15,776.72            15,708.81            15,870.64
 8/31/2013            16,407.70            15,320.79            15,209.86            15,395.88
 9/30/2013            17,429.34            16,206.84            16,180.30            16,302.27
10/31/2013            18,058.11            16,800.40            16,587.18            16,820.79
11/30/2013            18,869.94            17,497.19            17,251.73            17,415.35
12/31/2013            19,143.05            17,920.24            17,591.24            17,736.89
 1/31/2014            18,404.73            17,299.06            17,104.32            17,098.92

                                   [END CHART]

                       Data from 7/31/08 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the Fund's benchmarks listed above (see page 9 for benchmark definitions).

*The performance of the Russell 2000 Index, the S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 1/31/2014
                                (% of Net Assets)

Diebold, Inc. ............................................................  1.4%
Belden, Inc. .............................................................  1.4%
First Niagara Financial Group, Inc. ......................................  1.0%
Mueller Industries, Inc. .................................................  1.0%
Atlas Air Worldwide Holdings, Inc. .......................................  1.0%
Charles River Laboratories International, Inc. ...........................  1.0%
Helen of Troy Ltd. .......................................................  1.0%
PTC, Inc. ................................................................  1.0%
Bruker Corp. .............................................................  1.0%
Teradyne, Inc. ...........................................................  0.9%

                        o ASSET ALLOCATION -- 1/31/2014 o

                         [PEI CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                      21.6%
INDUSTRIALS                                                                 16.2%
CONSUMER DISCRETIONARY                                                      15.1%
FINANCIALS                                                                  14.2%
HEALTH CARE                                                                 12.8%
MATERIALS                                                                    6.2%
ENERGY                                                                       5.0%
MONEY MARKET INSTRUMENTS                                                     4.2%
CONSUMER STAPLES                                                             3.1%
UTILITIES                                                                    1.8%
TELECOMMUNICATION SERVICES                                                   0.2%

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-24.

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (96.2%)

             CONSUMER DISCRETIONARY (15.1%)
             ------------------------------
             APPAREL RETAIL (4.9%)
   282,000   Ann, Inc.*                                                    $    9,120
   659,200   Ascena Retail Group, Inc.*                                        12,367
   365,194   Cato Corp. "A"                                                    10,211
    56,000   DSW, Inc. "A"                                                      2,108
   562,540   Express, Inc.*                                                     9,743
   136,600   Francesca's Holdings Corp.*                                        2,595
   159,700   Genesco, Inc.*                                                    11,214
   101,900   Guess?, Inc.                                                       2,858
   376,050   Stage Stores, Inc.                                                 7,371
                                                                           ----------
                                                                               67,587
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    33,200   Oxford Industries, Inc.                                            2,506
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.4%)
    59,710   Gentherm, Inc.*                                                    1,522
   294,600   Modine Manufacturing Co.*                                          3,859
                                                                           ----------
                                                                                5,381
                                                                           ----------
             AUTOMOTIVE RETAIL (1.4%)
   172,605   CST Brands, Inc.                                                   5,512
   155,000   Group 1 Automotive, Inc.                                           9,475
    74,550   Monro Muffler Brake, Inc.                                          4,138
                                                                           ----------
                                                                               19,125
                                                                           ----------
             EDUCATION SERVICES (0.7%)
    48,350   Grand Canyon Education, Inc.*                                      2,119
   434,000   Houghton Mifflin Harcourt Co.*                                     8,350
                                                                           ----------
                                                                               10,469
                                                                           ----------
             FOOTWEAR (0.5%)
   188,800   Crocs, Inc.*                                                       2,898
    48,700   Deckers Outdoor Corp.*                                             3,796
                                                                           ----------
                                                                                6,694
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.6%)
   507,600   Fred's, Inc. "A"                                                   8,873
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HOMEBUILDING (0.1%)
    27,300   KB Home                                                       $      528
    11,950   Meritage Homes Corp.*                                                581
    12,800   Ryland Group, Inc.                                                   571
                                                                           ----------
                                                                                1,680
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    34,240   Choice Hotels International, Inc.                                  1,662
                                                                           ----------
             HOUSEHOLD APPLIANCES (1.2%)
   256,600   Helen of Troy Ltd.*                                               14,123
    76,634   iRobot Corp.*                                                      2,708
                                                                           ----------
                                                                               16,831
                                                                           ----------
             INTERNET RETAIL (0.1%)
    48,800   HomeAway, Inc.*                                                    1,994
                                                                           ----------
             LEISURE FACILITIES (0.8%)
   323,500   SeaWorld Entertainment, Inc.                                      10,488
                                                                           ----------
             LEISURE PRODUCTS (0.3%)
   228,500   Black Diamond, Inc.*                                               2,433
    28,600   Brunswick Corp.                                                    1,186
                                                                           ----------
                                                                                3,619
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.2%)
    82,190   IMAX Corp.*                                                        2,276
     4,986   Rentrak Corp.*                                                       284
                                                                           ----------
                                                                                2,560
                                                                           ----------
             PUBLISHING (0.6%)
   245,000   Scholastic Corp.                                                   8,083
                                                                           ----------
             RESTAURANTS (1.6%)
   248,200   BJ's Restaurants, Inc.*                                            7,039
    42,900   Brinker International, Inc.                                        2,075
    26,900   Buffalo Wild Wings, Inc.*                                          3,816
   126,710   CEC Entertainment, Inc.                                            6,837
    62,400   Fiesta Restaurant Group, Inc.                                      2,681
                                                                           ----------
                                                                               22,448
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (1.1%)
   226,921   Matthews International Corp. "A"                                   9,649
    38,400   Outerwall, Inc.*                                                   2,469
    25,600   Sotheby's                                                          1,227
    48,200   Steiner Leisure Ltd.*                                              2,362
                                                                           ----------
                                                                               15,707
                                                                           ----------

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SPECIALTY STORES (0.3%)
    41,600   Five Below, Inc.*                                             $    1,524
     9,300   Hibbett Sports, Inc.*                                                558
   115,639   MarineMax, Inc.*                                                   1,706
                                                                           ----------
                                                                                3,788
                                                                           ----------
             Total Consumer Discretionary                                     209,495
                                                                           ----------
             CONSUMER STAPLES (3.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
   508,000   Darling International, Inc.*                                       9,936
                                                                           ----------
             FOOD RETAIL (1.0%)
   142,908   Casey's General Stores, Inc.                                       9,813
    22,800   Fairway Group Holdings Corp.*                                        268
    21,640   Fresh Market, Inc.*                                                  757
    48,800   Natural Grocers by Vitamin Cottage, Inc.                           1,853
   119,700   Pantry, Inc.*                                                      1,749
                                                                           ----------
                                                                               14,440
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    24,000   PriceSmart, Inc.                                                   2,182
                                                                           ----------
             PACKAGED FOODS & MEAT (0.7%)
   214,989   Cranswick plc                                                      4,661
    99,100   Post Holdings, Inc.                                                5,305
                                                                           ----------
                                                                                9,966
                                                                           ----------
             PERSONAL PRODUCTS (0.5%)
   227,000   Elizabeth Arden, Inc.*                                             6,156
                                                                           ----------
             Total Consumer Staples                                            42,680
                                                                           ----------
             ENERGY (5.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    49,500   Alpha Natural Resources, Inc.*                                       281
   145,000   James River Coal Co.*                                                160
                                                                           ----------
                                                                                  441
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (2.4%)
   212,259   Era Group, Inc.*                                                   6,217
   377,000   Forum Energy Technologies Inc.                                     9,470
 1,446,500   Key Energy Services, Inc.*                                        10,545
    84,459   SEACOR Holdings, Inc.*                                             7,110
    18,070   Superior Energy Services, Inc.                                       427
                                                                           ----------
                                                                               33,769
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   319,000   Approach Resources, Inc.*                                     $    6,409
   119,501   Diamondback Energy, Inc.*                                          6,211
                                                                           ----------
                                                                               12,620
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.8%)
    89,300   Clean Energy Fuels Corp.*                                          1,065
   263,000   Western Refining, Inc.                                            10,286
                                                                           ----------
                                                                               11,351
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
 1,114,700   Scorpio Tankers, Inc.                                             11,147
                                                                           ----------
             Total Energy                                                      69,328
                                                                           ----------
             FINANCIALS (14.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     8,500   Affiliated Managers Group, Inc.*                                   1,694
   257,886   Harris & Harris Group, Inc.*                                         776
   150,338   Safeguard Scientifics, Inc.*                                       2,756
   190,712   Solar Capital Ltd.                                                 4,220
                                                                           ----------
                                                                                9,446
                                                                           ----------
             CONSUMER FINANCE (0.7%)
   298,000   Air Lease Corp.                                                    9,381
    23,200   Cash America International, Inc.                                     852
                                                                           ----------
                                                                               10,233
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.6%)
   216,200   Primerica, Inc.                                                    9,108
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (2.1%)
   123,600   AMERISAFE, Inc.                                                    5,113
   263,834   Assured Guaranty Ltd.                                              5,580
   163,500   Hanover Insurance Group, Inc.                                      9,079
   213,000   ProAssurance Corp.                                                 9,896
                                                                           ----------
                                                                               29,668
                                                                           ----------
             REGIONAL BANKS (6.9%)
   382,950   Cathay General Bancorp                                             8,999
   696,306   First Busey Corp.                                                  3,830
   560,856   First Midwest Bancorp, Inc.                                        8,957
 1,676,160   First Niagara Financial Group, Inc.                               14,482
   241,629   Flushing Financial Corp.                                           4,963
   151,000   Hancock Holding Co.                                                5,225
   405,980   International Bancshares Corp.                                     9,504
   206,600   MB Financial, Inc.                                                 5,805

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   652,000   TCF Financial Corp.                                           $   10,497
   587,000   Umpqua Holdings Corp.                                             10,308
   352,700   Webster Financial Corp.                                           10,701
    50,380   Westamerica Bancorp                                                2,487
                                                                           ----------
                                                                               95,758
                                                                           ----------
             REINSURANCE (0.9%)
    90,300   Platinum Underwriters Holdings Ltd.                                5,133
   456,000   Third Point Reinsurance Ltd.                                       7,282
                                                                           ----------
                                                                               12,415
                                                                           ----------
             REITs - INDUSTRIAL (0.3%)
   175,300   STAG Industrial, Inc.                                              3,762
                                                                           ----------
             REITs - RESIDENTIAL (0.7%)
   586,851   Campus Crest Communities, Inc.                                     5,182
   556,300   Education Realty Trust, Inc.                                       5,023
                                                                           ----------
                                                                               10,205
                                                                           ----------
             REITs - SPECIALIZED (0.7%)
   455,094   DiamondRock Hospitality Co.                                        5,270
   523,200   Summit Hotel Properties, Inc.                                      4,662
                                                                           ----------
                                                                                9,932
                                                                           ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   628,000   Northwest Bancshares, Inc.                                         8,830
                                                                           ----------
             Total Financials                                                 199,357
                                                                           ----------
             HEALTH CARE (12.8%)
             -------------------
             BIOTECHNOLOGY (1.0%)
   128,440   Alkermes plc*                                                      6,253
   177,830   AVEO Pharmaceuticals, Inc.*                                          293
   181,800   Exact Sciences Corp.*                                              2,363
    56,338   Harvard Apparatus Regenerative Technology Inc.*                      230
   225,352   Harvard Bioscience, Inc.*                                            996
   114,050   ImmunoGen, Inc.*                                                   1,710
   534,715   Nanosphere, Inc.*                                                  1,128
    31,530   Sarepta Therapeutics, Inc.*                                          769
                                                                           ----------
                                                                               13,742
                                                                           ----------
             HEALTH CARE EQUIPMENT (2.3%)
   121,612   Cutera, Inc.*                                                      1,155
    99,466   Cynosure, Inc. "A"*                                                2,669
   169,515   Integra LifeSciences Holdings Corp.*                               7,876
    51,300   Invacare Corp.                                                     1,035
   136,201   LeMaitre Vascular, Inc.                                            1,086

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   163,980   Rockwell Medical, Inc.*                                       $    1,682
   149,300   STERIS Corp.                                                       6,851
   187,989   Syneron Medical Ltd.*                                              2,280
   328,279   Zeltiq Aesthetics, Inc.*                                           6,727
                                                                           ----------
                                                                               31,361
                                                                           ----------
             HEALTH CARE FACILITIES (0.8%)
   272,600   AmSurg Corp.*                                                     11,381
                                                                           ----------
             HEALTH CARE SERVICES (0.3%)
    98,248   CorVel Corp.*                                                      4,653
                                                                           ----------
             HEALTH CARE SUPPLIES (2.0%)
   270,900   Haemonetics Corp.*                                                10,264
   129,600   ICU Medical, Inc.*                                                 8,361
   104,188   Vascular Solutions, Inc.*                                          2,455
   131,300   West Pharmaceutical Services, Inc.                                 6,230
                                                                           ----------
                                                                               27,310
                                                                           ----------
             HEALTH CARE TECHNOLOGY (1.2%)
   410,566   Allscripts Healthcare Solutions, Inc.*                             6,799
   123,600   MedAssets, Inc.*                                                   2,724
   412,000   Quality Systems, Inc.                                              7,585
                                                                           ----------
                                                                               17,108
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (2.8%)
    16,450   Bio-Rad Laboratories, Inc. "A"*                                    2,091
   656,350   Bruker Corp.*                                                     13,356
   249,900   Charles River Laboratories International, Inc.*                   14,127
   187,500   ICON plc*                                                          7,877
    47,562   Luminex Corp.*                                                       869
                                                                           ----------
                                                                               38,320
                                                                           ----------
             MANAGED HEALTH CARE (1.5%)
   345,560   Health Net, Inc.*                                                 11,366
   169,000   Magellan Health Services, Inc.*                                   10,111
                                                                           ----------
                                                                               21,477
                                                                           ----------
             PHARMACEUTICALS (0.9%)
   171,270   AcelRx Pharmaceuticals, Inc.*                                      1,956
    40,841   Auxilium Pharmaceuticals, Inc.*                                    1,045
   869,823   Durect Corp.*                                                      1,818
   339,900   Nektar Therapeutics*                                               4,623
   133,709   NuPathe, Inc.*                                                       565
   286,550   Sucampo Pharmaceuticals, Inc. "A"*                                 2,367
                                                                           ----------
                                                                               12,374
                                                                           ----------
             Total Health Care                                                177,726
                                                                           ----------

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INDUSTRIALS (16.2%)
             -------------------
             AEROSPACE & DEFENSE (1.3%)
   147,388   Cubic Corp.                                                   $    7,300
   520,000   Exelis, Inc.                                                      10,187
                                                                           ----------
                                                                               17,487
                                                                           ----------
             AIR FREIGHT & LOGISTICS (1.4%)
   407,000   Atlas Air Worldwide Holdings, Inc.*                               14,379
   329,100   UTi Worldwide, Inc.                                                5,154
                                                                           ----------
                                                                               19,533
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.7%)
     9,350   Comfort Systems USA, Inc.                                            159
   320,000   Foster Wheeler AG*                                                 9,594
                                                                           ----------
                                                                                9,753
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   209,907   Douglas Dynamics, Inc.                                             3,048
                                                                           ----------
             DIVERSIFIED SUPPORT SERVICES (1.0%)
   217,000   G & K Services, Inc. "A"                                          12,128
    57,300   Mobile Mini, Inc.*                                                 2,216
                                                                           ----------
                                                                               14,344
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
    35,200   II-VI, Inc.*                                                         537
   141,000   Regal-Beloit Corp.                                                10,447
                                                                           ----------
                                                                               10,984
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
   193,100   Ceco Environmental Corp.                                           3,001
   376,737   SP Plus Corp.*                                                     9,516
   340,300   Tetra Tech, Inc.*                                                 10,042
                                                                           ----------
                                                                               22,559
                                                                           ----------
             HEAVY ELECTRICAL EQUIPMENT (0.5%)
    96,498   Power Solutions International, Inc.*                               6,418
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    20,715   51job, Inc. ADR*                                                   1,512
                                                                           ----------
             INDUSTRIAL MACHINERY (4.2%)
   309,999   Albany International Corp. "A"                                    10,717
    56,030   Crane Co.                                                          3,539
   212,297   ESCO Technologies, Inc.                                            7,409
   311,000   Harsco Corp.                                                       7,896
    85,929   Kennametal, Inc.                                                   3,724
   144,100   Luxfer Holdings plc ADR                                            3,018
   232,300   Mueller Industries, Inc.                                          14,458

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     5,329   Proto Labs, Inc.*                                             $      423
    47,314   RBC Bearings, Inc.*                                                3,068
    67,319   Tennant Co.                                                        4,317
                                                                           ----------
                                                                               58,569
                                                                           ----------
             OFFICE SERVICES & SUPPLIES (1.3%)
   930,700   ACCO Brands Corp.*                                                 5,407
   287,400   United Stationers, Inc.                                           11,907
                                                                           ----------
                                                                               17,314
                                                                           ----------
             RAILROADS (0.1%)
    19,100   Genesee & Wyoming, Inc. "A"*                                       1,726
                                                                           ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    18,200   Advisory Board Co.*                                                1,152
    19,597   Exponent, Inc.                                                     1,416
                                                                           ----------
                                                                                2,568
                                                                           ----------
             SECURITY & ALARM SERVICES (0.5%)
   228,000   Brink's Co.                                                        7,214
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (2.2%)
   260,000   Beacon Roofing Supply, Inc.*                                       9,825
    42,286   DXP Enterprises, Inc.*                                             4,061
   191,900   GATX Corp.                                                        11,111
    81,213   Kaman Corp.                                                        3,148
   105,450   Titan Machinery, Inc.*                                             1,719
                                                                           ----------
                                                                               29,864
                                                                           ----------
             TRUCKING (0.1%)
    94,199   Celadon Group, Inc.                                                1,958
                                                                           ----------
             Total Industrials                                                224,851
                                                                           ----------
             INFORMATION TECHNOLOGY (21.6%)
             ------------------------------
             APPLICATION SOFTWARE (3.6%)
    65,550   Aspen Technology, Inc.*                                            2,987
    36,200   BroadSoft, Inc.*                                                   1,108
   115,800   Cadence Design Systems, Inc.*                                      1,635
   113,270   Monotype Imaging Holdings, Inc.                                    3,304
    78,700   PROS Holdings, Inc.*                                               2,991
   383,900   PTC, Inc.*                                                        13,698
    83,400   Qlik Technologies, Inc.*                                           2,254
 1,000,500   TiVo, Inc.*                                                       12,396
    11,150   Tyler Technologies, Inc.*                                          1,176
    15,600   Ultimate Software Group, Inc.*                                     2,546
   127,600   Verint Systems, Inc.*                                              5,798
                                                                           ----------
                                                                               49,893
                                                                           ----------

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (2.8%)
   394,000   ARRIS Group, Inc.*                                            $   10,204
    93,400   Aruba Networks, Inc.*                                              1,841
   146,800   Finisar Corp.*                                                     3,481
   805,000   JDS Uniphase Corp.*                                               10,698
   185,972   RADWARE Ltd.*                                                      3,147
   140,200   Riverbed Technology, Inc.*                                         2,765
   283,200   ShoreTel, Inc.*                                                    2,181
   113,500   Ubiquiti Networks, Inc.*                                           4,676
                                                                           ----------
                                                                               38,993
                                                                           ----------
             COMPUTER HARDWARE (1.8%)
   578,400   Diebold, Inc.                                                     19,428
    13,402   Stratasys Ltd.*                                                    1,616
   205,900   Super Micro Computer, Inc.*                                        4,233
                                                                           ----------
                                                                               25,277
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    98,395   Euronet Worldwide, Inc.*                                           4,217
   252,981   Global Cash Access Holdings, Inc.*                                 2,145
   124,324   MAXIMUS, Inc.                                                      5,268
    15,700   VeriFone Systems, Inc.*                                              456
                                                                           ----------
                                                                               12,086
                                                                           ----------
             ELECTRONIC COMPONENTS (1.5%)
   293,220   Belden, Inc.                                                      18,974
   112,700   InvenSense, Inc.                                                   2,219
                                                                           ----------
                                                                               21,193
                                                                           ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    85,200   Coherent, Inc.*                                                    5,695
    18,000   FEI Co.                                                            1,687
    63,200   MTS Systems Corp.                                                  4,445
    22,670   OSI Systems, Inc.*                                                 1,313
                                                                           ----------
                                                                               13,140
                                                                           ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    16,000   IPG Photonics Corp.*                                               1,070
                                                                           ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
   220,700   RealD, Inc.*                                                       1,975
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (2.0%)
    13,200   Benefitfocus, Inc.                                                   860
    32,696   ChannelAdvisor Corp.*                                              1,418
   126,891   Constant Contact, Inc.*                                            3,427
     6,100   CoStar Group, Inc.*                                                1,049

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   110,300   E2open, Inc.*                                                 $    2,642
    54,650   Liquidity Services, Inc.*                                          1,299
   265,330   LivePerson, Inc.*                                                  3,670
    94,912   Pandora Media, Inc.*                                               3,423
   212,300   Perficient, Inc.*                                                  4,359
    22,820   SciQuest, Inc.*                                                      603
    65,764   SPS Commerce, Inc.*                                                4,250
    35,613   Textura Corp.*                                                     1,120
                                                                           ----------
                                                                               28,120
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (1.5%)
    37,200   Acxiom Corp.*                                                      1,338
    29,000   EPAM Systems, Inc.                                                 1,186
   215,409   Forrester Research, Inc.                                           8,086
   232,085   Unisys Corp.*                                                      7,954
    68,405   Virtusa Corp.*                                                     2,345
                                                                           ----------
                                                                               20,909
                                                                           ----------
             OFFICE ELECTRONICS (0.6%)
   141,400   Zebra Technologies Corp. "A"*                                      7,771
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (1.4%)
   213,600   ATMI, Inc.*                                                        5,912
    80,984   Rudolph Technologies, Inc.*                                          890
   679,400   Teradyne, Inc.*                                                   12,780
                                                                           ----------
                                                                               19,582
                                                                           ----------
             SEMICONDUCTORS (2.2%)
   119,995   Atmel Corp.*                                                       1,003
    75,011   Ceva, Inc.*                                                        1,305
   483,940   Entropic Communications, Inc.*                                     2,018
   104,100   Inphi Corp.*                                                       1,195
   709,000   Integrated Device Technology, Inc.*                                6,842
    20,992   Intersil Corp. "A"                                                   238
    40,600   Mellanox Technologies Ltd.*                                        1,513
   288,954   Micrel, Inc.                                                       2,884
   436,500   Microsemi Corp.*                                                  10,232
    32,500   Monolithic Power Systems, Inc.*                                    1,062
   130,300   Pericom Semiconductor Corp.*                                       1,079
    35,000   Silicon Laboratories, Inc.*                                        1,653
                                                                           ----------
                                                                               31,024
                                                                           ----------
             SYSTEMS SOFTWARE (1.6%)
    17,383   Allot Communications Ltd.*                                           278
   430,000   AVG Technologies N.V.                                              7,134
    67,200   Gigamon, Inc.*                                                     2,047

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   111,200   Infoblox, Inc.*                                               $    3,901
    13,682   Progress Software Corp.*                                             331
    68,500   Proofpoint, Inc.*                                                  2,773
   130,100   Qualys, Inc.*                                                      3,770
    40,100   Red Hat, Inc.*                                                     2,266
                                                                           ----------
                                                                               22,500
                                                                           ----------
             TECHNOLOGY DISTRIBUTORS (0.5%)
   191,800   ScanSource, Inc.*                                                  7,200
                                                                           ----------
             Total Information Technology                                     300,733
                                                                           ----------
             MATERIALS (6.2%)
             ----------------
             ALUMINUM (0.7%)
   150,000   Kaiser Aluminum Corp.                                             10,472
                                                                           ----------
             COMMODITY CHEMICALS (1.1%)
   207,300   Cabot Corp.                                                       10,090
   127,600   Koppers Holdings, Inc.                                             5,040
                                                                           ----------
                                                                               15,130
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.3%)
   160,950   US Silica Holdings, Inc.                                           4,767
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   165,000   Scotts Miracle-Gro Co. "A"                                         9,799
                                                                           ----------
             FOREST PRODUCTS (0.5%)
   113,430   Deltic Timber Corp.                                                7,295
                                                                           ----------
             METAL & GLASS CONTAINERS (0.4%)
   101,750   Greif, Inc. "A"                                                    5,152
                                                                           ----------
             PAPER PRODUCTS (0.2%)
    50,800   Schweitzer-Mauduit International, Inc.                             2,343
                                                                           ----------
             SPECIALTY CHEMICALS (1.6%)
   163,228   Innospec, Inc.                                                     6,993
    71,100   OM Group, Inc.*                                                    2,299
   118,500   Sensient Technologies Corp.                                        5,797
   408,461   Zep, Inc.                                                          6,552
                                                                           ----------
                                                                               21,641
                                                                           ----------
             STEEL (0.7%)
   168,000   Carpenter Technology Corp.                                         9,762
                                                                           ----------
             Total Materials                                                   86,361
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   218,750   Ruckus Wireless, Inc.                                              2,938
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             UTILITIES (1.8%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   108,800   UNS Energy Corp.                                              $    6,515
                                                                           ----------
             GAS UTILITIES (1.3%)
   150,000   Atmos Energy Corp.                                                 7,201
    93,200   Laclede Group, Inc.                                                4,277
    56,650   New Jersey Resources Corp.                                         2,583
   112,800   WGL Holdings, Inc.                                                 4,262
                                                                           ----------
                                                                               18,323
                                                                           ----------
             Total Utilities                                                   24,838
                                                                           ----------
             Total Common Stocks (cost: $1,010,715)                         1,338,307
                                                                           ----------

             MONEY MARKET INSTRUMENTS (4.2%)

             MONEY MARKET FUNDS (4.2%)
58,332,151   State Street Institutional Liquid Reserve Fund, 0.06%(a)          58,332
                                                                           ----------
             Total Money Market Instruments (cost: $58,332)                    58,332
                                                                           ----------

             TOTAL INVESTMENTS (COST: $1,069,047)                          $1,396,639
                                                                           ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,338,307                  $-             $-     $1,338,307
Money Market Instruments:
  Money Market Funds                         58,332                   -              -         58,332
-----------------------------------------------------------------------------------------------------
Total                                    $1,396,639                  $-             $-     $1,396,639
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.0% of net assets at January 31, 2014.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT   Real estate investment trust

o  SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,069,047)        $1,396,639
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                         31
         Nonaffiliated transactions                                              954
      Dividends and interest                                                     560
      Securities sold                                                          5,017
                                                                          ----------
         Total assets                                                      1,403,201
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                     7,382
      Capital shares redeemed                                                    622
      Bank overdraft                                                           2,430
   Accrued management fees                                                       924
   Accrued transfer agent's fees                                                  46
   Other accrued expenses and payables                                            80
                                                                          ----------
         Total liabilities                                                    11,484
                                                                          ----------
            Net assets applicable to capital shares outstanding           $1,391,717
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $1,005,792
   Overdistribution of net investment income                                    (816)
   Accumulated net realized gain on investments                               59,149
   Net unrealized appreciation of investments                                327,592
                                                                          ----------
            Net assets applicable to capital shares outstanding           $1,391,717
                                                                          ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $713,447/39,013
         shares outstanding)                                              $    18.29
                                                                          ==========
      Institutional Shares (net assets of $678,270/36,903
         shares outstanding)                                              $    18.38
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                           $   6,370
   Interest                                                                   24
                                                                       ---------
      Total income                                                         6,394
                                                                       ---------
EXPENSES
   Management fees                                                         5,118
   Administration and servicing fees:
      Fund Shares                                                            521
      Institutional Shares                                                   332
   Transfer agent's fees:
      Fund Shares                                                            722
      Institutional Shares                                                   332
   Custody and accounting fees:
      Fund Shares                                                             56
      Institutional Shares                                                    52
   Postage:
      Fund Shares                                                             25
      Institutional Shares                                                     5
   Shareholder reporting fees:
      Fund Shares                                                             21
      Institutional Shares                                                     5
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             14
      Institutional Shares                                                    12
   Professional fees                                                          69
   Other                                                                       9
                                                                       ---------
         Total expenses                                                    7,300
   Expenses paid indirectly:
      Fund Shares                                                            (41)
                                                                       ---------
   Net expenses                                                            7,259
                                                                       ---------
NET INVESTMENT LOSS                                                         (865)
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                         97,078
      Foreign currency transactions                                            1
   Change in net unrealized appreciation/depreciation                     26,519
                                                                       ---------
         Net realized and unrealized gain                                123,598
                                                                       ---------
   Increase in net assets resulting from operations                    $ 122,733
                                                                       =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

---------------------------------------------------------------------------------------------
                                                                    1/31/2014       7/31/2013
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                   $      (865)     $    1,260
   Net realized gain on investments                                    97,078          92,509
   Net realized gain on foreign currency transactions                       1               -
   Change in net unrealized appreciation/depreciation
      of investments                                                   26,519         207,943
                                                                  ---------------------------
      Increase in net assets resulting from operations                122,733         301,712
                                                                  ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                          -           (1,217)
      Institutional Shares                                                 -           (3,870)
                                                                  ---------------------------
         Total distributions of net investment income                      -           (5,087)
                                                                  ---------------------------
   Net realized gains:
      Fund Shares                                                    (61,696)          (9,708)
      Institutional Shares                                           (58,891)          (9,155)
                                                                  ---------------------------
         Total distributions of net realized gains                  (120,587)         (18,863)
                                                                  ---------------------------
      Distributions to shareholders                                 (120,587)         (23,950)
                                                                  ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                        67,632         (259,050)
   Institutional Shares                                               75,095          285,562
                                                                  ---------------------------
      Total net increase in net assets from
         capital share transactions                                  142,727           26,512
                                                                  ---------------------------
   Net increase in net assets                                        144,873          304,274
NET ASSETS
   Beginning of period                                             1,246,844          942,570
                                                                  ---------------------------
   End of period                                                  $1,391,717       $1,246,844
                                                                  ===========================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                                  $     (816)      $       49
                                                                  ===========================

See accompanying notes to financial statements.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

       sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

   that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits. For the six-month period ended January 31, 2014, brokerage commission recapture credits reduced the expenses of the Fund Shares by $41,000, and the expenses of the Institutional Shares by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

   be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $4,000, which represents 2.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $358,289,000 and $308,996,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $352,362,000 and $24,770,000, respectively, resulting in net unrealized appreciation of $327,592,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH
                                     PERIOD ENDED              YEAR ENDED
                                    JANUARY 31, 2014          JULY 31, 2013
-------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES       AMOUNT
                                 ----------------------------------------------
FUND SHARES:
Shares sold                        3,957      $ 74,585      6,624     $ 106,605
Shares issued from reinvested
 dividends                         3,330        61,135        739        10,823
Shares redeemed                   (3,589)      (68,088)   (25,180)     (376,478)
                                 ----------------------------------------------
Net increase (decrease) from
 capital share transactions        3,698      $ 67,632    (17,817)    $(259,050)
                                 ==============================================
INSTITUTIONAL SHARES:
Shares sold                        3,062      $ 57,196     24,441     $ 369,697
Shares issued from reinvested
 dividends                         3,192        58,888        878        13,025
Shares redeemed                   (2,152)      (40,989)    (5,914)      (97,160)
                                 ----------------------------------------------
Net increase from capital share
 transactions                      4,102      $ 75,095     19,405     $ 285,562
                                 ==============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadviser(s) to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Small-Cap Core Funds Index over the performance period. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

   period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $5,118,000, which included a performance adjustment for the Institutional Shares of $22,000. There was no performance adjustment for the Fund Shares.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Cambiar Investors (Cambiar), and Granahan Investment Management, Inc. (GIMI), under which Wellington Management, Cambiar, and GIMI direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average net assets over $300 million that Wellington Management manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to Wellington Management of $1,856,000.

   The Manager (not the Fund) pays Cambiar a subadvisory fee in the annual amount of 0.67% of the Fund's average net assets for the first $300 million in assets that Cambiar manages, plus 0.65% of the Fund's average net assets over $300 million that Cambiar manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to Cambiar of $1,621,000.

   The Manager (not the Fund) pays GIMI a subadvisory fee in the annual amount of 0.55% of the Fund's average net assets for the first $300 million in assets that GIMI manages, plus 0.52% of the Fund's average net assets over $300 million that GIMI manages. For the six-month period ended January 31, 2014, the Manager incurred subadvisory fees, paid or payable to GIMI of $882,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $521,000 and $332,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $19,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $722,000 and $332,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the Fund recorded a receivable for capital shares sold of $31,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.3
USAA Target Retirement Income Fund                                      0.8
USAA Target Retirement 2020 Fund                                        2.1
USAA Target Retirement 2030 Fund                                        5.4
USAA Target Retirement 2040 Fund                                        6.7
USAA Target Retirement 2050 Fund                                        3.8
USAA Target Retirement 2060 Fund                                        0.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                                 YEAR ENDED JULY 31,
                                   ----------------------------------------------------------------------------------------
                                       2014            2013            2012            2011            2010            2009
                                   ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period              $  18.27        $  14.15        $  14.17        $  11.41        $   9.49        $  12.07
                                   ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)         (.02)            .05             .02             .02            (.00)(a)        (.00)(a)
  Net realized and
    unrealized gain (loss)             1.78            4.39            (.03)           2.76            1.92           (2.57)
                                   ----------------------------------------------------------------------------------------
Total from investment
  operations                           1.76            4.44            (.01)           2.78            1.92           (2.57)
                                   ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   -            (.04)           (.01)           (.02)              -            (.01)
  Realized capital gains              (1.74)           (.28)              -               -               -               -
  Return of Capital                       -               -               -               -               -             .00 (a)
                                   ----------------------------------------------------------------------------------------
Total distributions                   (1.74)           (.32)           (.01)           (.02)              -            (.01)
                                   ----------------------------------------------------------------------------------------
Net asset value at end
  of period                        $  18.29        $  18.27        $  14.15        $  14.17        $  11.41        $   9.49
                                   ========================================================================================

Total return (%)*                      9.58           31.94            (.10)          24.38           20.23(c)       (21.28)
Net assets at end of
  period (000)                     $713,447        $645,220        $751,742        $700,636        $542,547        $464,755
Ratios to average net assets:**
  Expenses (%)(b)                      1.15(f)         1.25            1.28(e)         1.26(e)         1.32(c),(e)     1.40(e)
  Expenses, excluding
    reimbursements (%)(b)              1.15(f)         1.25            1.28(e)         1.26(e)         1.32(c),(e)     1.43(e)
  Net investment
    income (loss) (%)                  (.20)(f)         .03             .16             .15            (.01)            .02
Portfolio turnover (%)                   24              55              84(d)           41              36              70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were $689,450,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       (.01%)          (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(e) Prior to December 1, 2011, the Manager had voluntarily agreed to limit the annual expenses of the Fund
    Shares to 1.40% of the Fund Shares' average net assets.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH                                                            PERIOD
                                   PERIOD ENDED                                                          ENDED
                                    JANUARY 31,                  YEAR ENDED JULY 31,                    JULY 31,
                                   -----------------------------------------------------------------------------
                                       2014           2013            2012        2011        2010      2009***
                                   -----------------------------------------------------------------------------
Net asset value at
  beginning of period              $  18.34       $  14.24        $  14.23    $  11.46     $  9.50      $ 12.10
                                   ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
   income (loss)                       (.00)(d)        .04(c)          .06         .06         .03          .03(c)
  Net realized and
   unrealized gain (loss)              1.78           4.46(c)          .00(d)     2.78        1.93        (2.60)(c)
                                   ----------------------------------------------------------------------------
Total from investment
  operations                           1.78           4.50(c)          .06        2.84        1.96        (2.57)(c)
                                   ----------------------------------------------------------------------------
Less distributions from:
Net investment income                     -           (.12)           (.05)       (.07)          -         (.02)
  Realized capital gains              (1.74)          (.28)              -           -           -            -
  Return of Capital                       -              -               -           -           -         (.01)
                                   ----------------------------------------------------------------------------
Total distributions                   (1.74)          (.40)           (.05)       (.07)          -         (.03)
                                   ----------------------------------------------------------------------------
Net asset value at end
  of period                        $  18.38       $  18.34        $  14.24    $  14.23     $ 11.46      $  9.50
                                   ============================================================================
Total return (%)*                      9.65          32.31             .48       24.81       20.63       (21.18)
Net assets at end
  of period (000)                  $678,270       $601,624        $190,828    $137,441     $78,498      $44,980
Ratios to average net
  assets:**
  Expenses (%)(b)                       .99(a)        1.00             .99         .88(f)      .89(f)       .90(a),(f)
  Expenses, excluding
   reimbursements (%)                   .99(a)        1.00             .99         .88         .89          .90(a)
  Net investment
   income (loss) (%)                   (.05)(a)        .23             .47         .51         .38          .40(a)
Portfolio turnover (%)                   24             55              84(e)       41          36           70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were $658,240,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly.
    The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       (.00%)(+)      (.00%)(+)       (.00%)(+)   (.00%)(+)   (.00%)(+)    (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Calculated using average shares.
(d) Represents less than $0.01 per share.
(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(f) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional
    Shares to 0.91% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                    AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,095.80                  $6.02

Hypothetical
 (5% return before expenses)             1,000.00               1,019.46                   5.80

INSTITUTIONAL SHARES
Actual                                   1,000.00               1,096.50                   5.23

Hypothetical
 (5% return before expenses)             1,000.00               1,020.21                   5.04

* Expenses are equal to the annualized expense ratio of 1.14% for Fund Shares and 0.99% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.58% for Fund Shares and 9.65% for Institutional Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O.Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O.Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O.Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40053-0314                               (C)2014, USAA. All rights reserved.


TEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.